Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Statement
Disclosure of credit risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date is:

		31 December	31 December
	Notes	2025	2024
Trade receivables	19	23,802,461	21,978,498
Contract assets	21	6,579,303	7,022,965
Receivables from financial services	20	9,113,509	9,829,352
Cash and cash equivalents (*)	23	91,827,945	90,229,104
Derivative financial instruments	34	1,779,279	2,674,277
Other current & non-current assets (**)	17	1,427,859	2,060,434
Financial assets at amortized cost	24	2,148,886	1,395,180
Financial assets at fair value through profit or loss	24	11,106,367	12,481,132
Financial assets at fair value through other comprehensive income	24	38,677,288	18,447,443
Due from related parties		367,539	322,688
		186,830,436	166,441,073
(*)	Cash in hand is excluded from cash and cash equivalents.
(**)	Prepaid expenses, VAT receivable, receivable from the Ministry of Transport and Infrastructure of Türkiye and advances given are excluded from other current assets and other non-current assets.

Summary of maximum exposure to credit risk for trade and subscriber receivables, other assets and cash and cash equivalent arising from sales transactions including those classified as due from related parties

The maximum exposure to credit risk for trade receivables, other assets and cash and cash equivalent, including those classified as due from related parties at the reporting date by type of customer is:

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Other assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2025 (*)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	166,451,570	2,058,238	475,666	281,111	236,567	241,750	1,859,298	362,517	121,345	172,088,062
Loss Allowance	153,674	49,333	16,630	16,022	16,980	32,306	371,952	243,499	50,042	950,438
(*)	Other Assets includes trade receivables, derivative financial instruments, financial assets, other current and non-current assets, cash and cash equivalent and due from related parties,

As of 31 December 2025, the total amount of derivative financial instruments, financial assets, other assets and cash and cash equivalent included in gross carrying amount is TL 145,896,542. TL and out of this total balance TL 145,858,379 is included within “not due” column with a total loss allowance of TL 5,818. Total overdue balance associated with these assets amounts to TL 38,163. Remaining balances represents trade receivables.

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Contract assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2025	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	6,587,202	-	-	-	-	-	-	-	-	6,587,202
Loss Allowance	7,899	-	-	-	-	-	-	-	-	7,899

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Other assets from financial		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
services at 31 December 2025 (**)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	6,939,097	1,330,537	479,110	189,207	180,633	52,437	148,719	1,797	7,609	9,329,146
Loss Allowance	15,410	10,189	2,270	7,608	35,856	33,368	101,530	1,797	7,609	215,637

(**) Other Assets includes receivables from financial services,

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Other assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2024 (*)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	145,271,903	2,022,883	412,519	262,362	213,536	364,165	1,394,942	346,941	161,577	150,450,828
Loss Allowance	168,202	52,107	16,147	12,619	16,360	15,598	275,011	238,960	67,068	862,072

(*)  Other Assets includes trade receivables, derivative financial instruments, financial assets, other current and non-current assets, cash and cash equivalent and due from related parties,

35.Financial instruments (continued)

Credit risk (continued)

Credit quality: (continued)

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Contract assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2024	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	7,030,116	-	-	-	-	-	-	-	-	7,030,116
Loss Allowance	7,151	-	-	-	-	-	-	-	-	7,151

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Other assets from financial services at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2024 (**)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	7,605,496	1,506,357	401,836	196,833	96,292	39,166	183,834	2,018	8,899	10,040,731
Loss Allowance	15,568	4,227	1,330	2,622	39,389	22,299	114,832	2,025	9,087	211,379

(**) Other Assets includes receivables from financial services.

Summary of movements in provision for impairment of receivables from financial services, trade receivables and due from related parties

Movements in the provision for trade receivables, contract assets, other assets and due from related parties are as follows:

	31 December 2025
	Contract	Trade Receivable &
	Assets	Other Assets
Opening balance	7,151	862,072
Provision for impairment recognized during the year	2,688	1,844,413
Amounts collected	-	(732,526)
Receivables written off during the year as uncollectible	-	(862,229)
Receivables transferred with receivables transfer contract	-	(452)
Effect of changes in exchange rates	-	72,951
Inflation adjustment	(1,940)	(233,791)
Closing balance	7,899	950,438

35.Financial instruments (continued)

Impairment losses (continued)

	31 December 2024
	Contract	Trade Receivable &
	Assets	Other Assets
Opening balance	6,405	1,143,758
Provision for impairment recognized during the year	3,088	1,628,459
Amounts collected	-	(568,365)
Receivables written off during the year as uncollectible	-	(1,001,046)
Effect of changes in exchange rates	-	20,440
Inflation adjustment	(2,342)	(361,174)
Closing balance	7,151	862,072

Movements in the provision for impairment of receivables from financial services are as follows:

	31 December	31 December
	2025	2024
Opening balance	211,379	277,710
Provision for impairment recognized during the year	582,672	541,279
Amounts collected	(245,235)	(276,351)
Receivables transferred with receivables transfer contract	(277,682)	(243,281)
Inflation adjustment	(55,497)	(87,978)
Closing balance	215,637	211,379

Summary of analysis of Group's financial liabilities into relevant maturity groupings based on contractual maturities

The table below analyses the Group’s financial liabilities by considering relevant maturity groupings based on their contractual maturities for:

-	all non-derivative financial liabilities, and
-	gross settled derivative financial instruments for which contractual maturities are essential for an understanding of the timing of the cash flows,

	31 December 2025							31 December 2024
	Carrying	Contractual	6 months	6-12	1-2	2-5	More than 5	Carrying	Contractual	6 months	6-12	1-2	2-5	More than 5
	Amount	cash flows	or less	Months	years	years	years	Amount	cash flows	or less	Months	years	years	years
Non-derivative financial liabilities
Secured bank loans	14,402,452	(18,179,335)	(915,531)	(952,683)	(1,783,315)	(5,664,552)	(8,863,254)	10,239,153	(12,467,739)	(826,118)	(807,252)	(1,583,594)	(4,311,524)	(4,939,251)
Unsecured bank loans	60,895,490	(67,902,804)	(18,071,669)	(6,986,229)	(13,642,418)	(27,358,540)	(1,843,948)	71,437,809	(78,630,045)	(28,042,329)	(12,005,548)	(14,464,492)	(23,274,201)	(843,475)
Debt securities issued	67,866,867	(87,445,715)	(4,729,878)	(2,232,097)	(4,464,194)	(52,129,172)	(23,890,374)	48,584,119	(55,051,625)	(6,079,603)	(22,893,877)	(1,320,989)	(24,757,156)	-
Lease liabilities	15,484,317	(27,331,495)	(3,109,393)	(1,677,762)	(4,057,628)	(6,980,393)	(11,506,319)	6,312,314	(11,090,043)	(1,733,135)	(1,444,411)	(2,715,727)	(3,810,095)	(1,386,675)
Trade and other payables (*)	28,914,825	(29,012,755)	(28,682,215)	-	-	-	(330,540)	26,869,334	(26,869,334)	(26,513,789)	-	-	-	(355,545)
Due to related parties	1,520,516	(1,520,516)	(1,426,111)	-	(94,405)	-	-	1,256,761	(1,256,762)	(1,243,898)	(12,532)	-	(332)	-
Consideration payable in relation to acquisition of Belarusian Telecom and Boyut Enerji (Note 27)	1,640,828	(4,286,231)	(113,175)	-	-	(139,623)	(4,033,433)	1,707,760	(4,610,460)	-	-	-	(227,568)	(4,382,892)
Derivative financial liabilities
Participating Cross Currency Swap and FX swap contracts	1,532,645	(4,403,795)	(4,413,037)	9,242	-	-	-	648,528	(480,762)	62,485	(97,198)	(126,785)	(319,264)	-
Buy	-	(118,318,662)	(118,260,010)	(58,652)	-	-	-	-	(5,952,982)	(3,818,507)	(243,058)	(239,106)	(1,652,311)	-
Sell	-	113,914,867	113,846,973	67,894	-	-	-	-	5,472,220	3,880,992	145,860	112,321	1,333,047	-
TOTAL	192,257,940	(240,082,646)	(61,461,009)	(11,839,529)	(24,041,960)	(92,272,280)	(50,467,868)	167,055,778	(190,456,770)	(64,376,387)	(37,260,818)	(20,211,587)	(56,700,140)	(11,907,838)
(*)	Advances received, license fee accruals, taxes and withholding taxes payable are excluded from trade and other payables.

Summary of Group's exposure to foreign exchange risk, based notional amounts

The Group’s exposure to foreign exchange risk at the end of the reporting period, based on notional amounts, was as follows:

	31 December 2025
	USD	EUR	RMB
Foreign currency denominated assets
Other non-current assets	69	11	-
Financial asset at fair value through other comprehensive income	722,376	247,977	-
Due from related parties - current	71	-	-
Trade receivables and contract assets	48,807	14,286	-
Other current assets	12,025	2,067	-
Cash and cash equivalents	235,605	593,443	-
	1,018,953	857,784	-
Foreign currency denominated liabilities
Loans and borrowings - non-current	(351,691)	(513,400)	(1,309,560)
Debt securities issued - non-current	(1,425,663)	-	-
Lease obligations - non-current	(189,174)	(6,850)	-
Other non-current liabilities	(38,281)	-	-
Loans and borrowings - current	(104,210)	(284,293)	(191,528)
Debt securities issued - current	(101,520)	-	-
Lease obligations - current	(25,970)	(1,174)	-
Other current liabilities	(4,420)	(4,908)	-
Trade and other payables - current	(245,818)	(44,776)	(644,784)
Due to related parties	(1,301)	-	-
	(2,488,048)	(855,401)	(2,145,872)

Financial liabilities defined as hedging instruments	3,003	102,523	-
Exposure related to derivative instruments
Participating cross currency swap and FX swap contracts	787,218	(132,001)	133,696
Currency forward contracts	(39,110)	-	-
Net exposure	(717,984)	(27,095)	(2,012,176)

35.Financial instruments (continued)

Foreign exchange risk (continued)

	31 December 2024
	USD	EUR	RMB
Foreign currency denominated assets
Other non-current assets	69	11	-
Financial asset at fair value through other comprehensive income	442,921	43,369	-
Financial asset at fair value through profit or loss	-	-	-
Due from related parties - current	103	-	-
Trade receivables and contract assets	39,575	23,748	-
Other current assets	7,806	2,552	2
Cash and cash equivalents	1,045,260	429,728	213,952
	1,535,734	499,408	213,954
Foreign currency denominated liabilities
Loans and borrowings - non-current	(198,028)	(581,532)	(773,392)
Debt securities issued - non-current	(467,354)	-	-
Lease obligations - non-current	(1,287)	(8,264)	-
Other non-current liabilities	(37,041)	-	-
Loans and borrowings - current	(91,476)	(340,089)	(130,358)
Debt securities issued - current	(501,154)	-	-
Lease obligations - current	(60)	(1,272)	-
Other current liabilities	-	(9,247)	-
Trade and other payables - current	(194,302)	(72,107)	(257,317)
Due to related parties	(1,457)	-	-
	(1,492,159)	(1,012,511)	(1,161,067)

Financial liabilities defined as hedging instruments	6,582	115,662	-
Exposure related to derivative instruments
Participating cross currency swap and FX swap contracts	(23,572)	(12,240)	358,090
Currency forward contracts	250,000	-	-
Net exposure	276,585	(409,681)	(589,023)

Financial liabilities

	Carrying	Fair
	amount	value
As at 31 December 2025:
Bank loans	13,531,565	13,687,071
Debt securities	65,458,584	68,565,634

	Carrying	Fair
	amount	value
As at 31 December 2024:
Bank loans	11,636,551	11,626,438
Debt securities	44,652,694	44,389,870

Interest rate risk
Statement
Sensitivity analysis for types of market risk

An increase/decrease of interest rates by 100 basis points would have (decreased)/increased equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign exchange rates, remain constant. The analysis is performed on the same basis at 31 December 2025 and 2024:

	Profit or loss		Equity
	100 bps	100 bps	100 bps	100 bps
	increase	decrease	increase	decrease
31 December 2025
Variable rate instruments (financial liability)	1,256,743	(1,256,743)	-	-
Cash flow sensitivity (net)	1,256,743	(1,256,743)	-	-
31 December 2024
Variable rate instruments (financial liability)	1,856,389	(1,856,389)	-	-
Cash flow sensitivity (net)	1,856,389	(1,856,389)	-	-

Summary of variable interest-bearing financial instruments

		31 December 2025		31 December 2024
		Effective		Effective
		Interest	Carrying	Interest	Carrying
	Note	Rate	Amount	Rate	Amount
Variable rate instruments
USD floating rate loans	28	5.9%	15,162,603	5.8%	7,722,781
EUR floating rate loans	28	5.3%	38,273,025	4.5%	43,295,242

Currency risk
Statement
Sensitivity analysis for types of market risk

31 December 2025
	Profit/(Loss)		Equity
	Appreciation of	Depreciation of	Appreciation of	Depreciation of
Sensitivity analysis	foreign currency	foreign currency	foreign currency	foreign currency

1- USD net asset/liability	(3,077,445)	3,077,445	-	-
2- Hedged portion of USD risk (-)	-	-	(12,870)	12,870
3- USD net effect (1+2)	(3,077,445)	3,077,445	(12,870)	12,870

4- EUR net asset/liability	(136,703)	136,703	-	-
5- Hedged portion of EUR risk (-)	-	-	(517,261)	517,261
6- EUR net effect (4+5)	(136,703)	136,703	(517,261)	517,261

7- Other foreign currency net asset/liability (RMB)	(1,226,965)	1,226,965	-	-
8- Hedged portion of other foreign currency risk (-) (RMB)	-	-	-	-
9- Other foreign currency net effect (7+8)	(1,226,965)	1,226,965	-	-
Total (3+6+9)	(4,441,113)	4,441,113	(530,131)	530,131

31 December 2024
	Profit/(Loss)		Equity
	Appreciation of	Depreciation of	Appreciation of	Depreciation of
Sensitivity analysis	foreign currency	foreign currency	foreign currency	foreign currency

1- USD net asset/liability	1,275,184	(1,275,184)	-	-
2- Hedged portion of USD risk (-)	-	-	(30,347)	30,347
3- USD net effect (1+2)	1,275,184	(1,275,184)	(30,347)	30,347

4- EUR net asset/liability	(1,970,305)	1,970,305	-	-
5- Hedged portion of EUR risk (-)	-	-	(284,165)	284,165
6- EUR net effect (4+5)	(1,970,305)	1,970,305	(284,165)	284,165

7- Other foreign currency net asset/liability (RMB)	(369,958)	369,958	-	-
8- Hedged portion of other foreign currency risk (-) (RMB)	-	-	-	-
9- Other foreign currency net effect (7+8)	(369,958)	369,958	-	-
Total (3+6+9)	(1,065,079)	1,065,079	(314,512)	314,512